Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis

The following table presents assets measured at fair value on a recurring basis as of December 31, 2023 and 2022:

	December 31,
	2023	2022
	Fair value measurement using input Level 2
Non-current liabilities:
Warrants liability	$96	$5,329
Total liabilities	$96	$5,329

Schedule of Warrants Fair Value was Established

The warrants fair value was established by management leveraging calculations by an independent expert using the binomial model and based on the following assumptions: (For more details please see note 10f)

	December 31,	December 31,
	2023	2022
Dividend Yield on the Shares (%)	-	-
Expected Share Price Volatility (%)	99%	107%
Risk-free Interest Rate (%)	4.2%	4.4%
Ads Price $	0.6	0.98